Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
NOTE
11:
INCOME TAXES

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of
26.5%
(
2015
–
26.5%
) to the effective tax rates for the years ended
December 31
is as follows:

	2017	2016
Loss before recovery of income taxes	$(75)	$(215)
Expected income tax recovery	$(20)	$(57)
Tax rate changes and other adjustments	-	(1,159)
Difference in tax rates	(145)	-
Non-deductible expenses	(12)	(17)
Change in tax benefits not recognized	177	1,232
Income tax (recovery) expense	$-	$-

Unrecognized Deferred Tax Assets

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not
been recognized in respect of the following deductible temporary differences:

	2017	2016
Property and equipment	$3	$1
Share issuance costs	2	4
Deferred expenses	66	150
Non-capital losses carried forward	3,979	7,714
Unrealized foreign exchange loss on debt	4,360	-

The Canadian non-capital loss carry-forwards expire as noted in the table below. Share issue and financing costs will be fully amortized in
2018.
The remaining deductible temporary differences
may
be carried forward indefinitely. Deferred tax assets have
not
been recognized in respect of these items because it is
not
probable that future taxable income will be available against which the group can utilize the benefits therefrom.

The Company’s Canadian non-capital income tax losses expire as follows:

2027	$81
2028	107
2029	1,104
2030	1,076
2031	2,103
2032	665
2033	1,027
2034	903
2035	740
2036	321
2037	212
$8,339